Stockholders' Equity (Detail) $ in Thousands			12 Months Ended
	May 29, 2015 USD ($) shares	Apr. 28, 2014 shares	Dec. 31, 2016 USD ($) Class Vote shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Sep. 30, 2017 USD ($) Class Vote shares
Class of Stock [Line Items]
Number of classes of common stock | Class			2			2
Number of votes per share of common stock | Vote			1			1
Long-term liability from the proceeds from the sale of the Class B Shares | $			$ 1,300			$ 1,300
Proceeds from issuance of common stock | $	$ 77,400		$ 0	$ 77,425	$ 0
Class B common stock issued to management holders [Member]
Class of Stock [Line Items]
Common stock, shares issued			108,307			109,832
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued			100	100		100
Number of shares converted (in shares)		10,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares issued	4,931,529		14,931,529	14,931,529		14,931,529
Number of shares converted (in shares)		10,000,000